Apr. 25, 2025
Acclivity Small Cap Value Fund
Summary Section – Acclivity Small Cap Value Fund
Investment Objective.
The investment objective of the Acclivity Small Cap Value Fund (the “Small Cap Value Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Small Cap Value Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Acclivity Small Cap Value Fund	Acclivity Small Cap Value Class N Shares	Acclivity Small Cap Value Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Acclivity Small Cap Value Fund		Acclivity Small Cap Value Class N Shares	Acclivity Small Cap Value Class I Shares
Management Fees		0.39%	0.39%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.63%	0.65%
Total Annual Fund Operating Expenses		1.27%	1.04%
Fee Waiver/Expense Reimbursement		(0.54%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.73%	0.48%
[1]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Small Cap Value Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Value Fund do not exceed 0.73% or 0.48% of the Small Cap Value Fund’s average net assets, for Class N or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Value Fund for fees it waived and Small Cap Value Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Acclivity Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Acclivity Small Cap Value Class N Shares	75	349	645	1,486
Acclivity Small Cap Value Class I Shares	49	275	520	1,220

Portfolio Turnover.

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 96% of the average value of the portfolio.

Principal Investment Strategies.

The Small Cap Value Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization value stocks.

Under normal market conditions, the Small Cap Value Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization value company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a low market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Value Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Value Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value and will not exceed more than 20% of the Small Cap Value Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Value Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Value Fund may lend its portfolio securities in order to generate additional income for the Small Cap Value Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Small Cap Value Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Performance.

The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Small Cap Value Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Value Fund toll-free at 1-855-873-3837 or on the Small Cap Value Fund’s website www.acclivityfunds.com.

Class I Shares1 Calendar Year Returns as of December 31
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 33.65% (for the quarter ended December 31, 2020). The worst performance was -38.78% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - Acclivity Small Cap Value Fund	Label	1 Year	5 Years	Since Inception [1]	Inception Date
Acclivity Small Cap Value Class I Shares	Return Before Taxes	5.68%	13.05%	13.93%	Dec. 31, 2018
Acclivity Small Cap Value Class I Shares | Return After Taxes on Distributions		3.95%	12.14%	13.13%
Acclivity Small Cap Value Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		4.48%	10.33%	11.20%
Acclivity Small Cap Value Class N Shares	Return Before Taxes	5.46%	12.90%	13.79%	Dec. 31, 2018
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	17.19%
Morningstar US Small Cap Broad Value Extended Total Return USD Index (reflects no deduction for fees, expenses or taxes)		9.27%	8.99%	11.24%
[1]	The Acclivity Small Cap Value Fund commenced operations on December 31, 2018.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index, a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses

The Morningstar US Small Cap Broad Value Extended TR USD Index, an index that tracks the performance of US small cap stocks with a value style, aiming for a broad representation of this segment of the market, is a supplemental index of the Small Cap Value Fund that the Adviser believes is more representative of the Fund’s investment universe. The index does not take into account charges, fees and other expenses.

Acclivity Small Cap Value Fund | Derivatives Risk [Member]

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

Acclivity Small Cap Value Fund | Equity Securities Risk [Member]

●	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

Acclivity Small Cap Value Fund | E T F Risk [Member]

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Acclivity Small Cap Value Fund | Futures Risk [Member]

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

Acclivity Small Cap Value Fund | General Market Risk [Member]

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

Acclivity Small Cap Value Fund | Management Risk [Member]

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

Acclivity Small Cap Value Fund | Securities Lending Risk [Member]

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Acclivity Small Cap Value Fund | Small Sized Companies Risk [Member]

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Acclivity Small Cap Value Fund | Value Investing Risk [Member]

●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Acclivity Small Cap Growth Fund
Summary Section –Acclivity Small Cap Growth Fund
Investment Objective.
The investment objective of the Acclivity Small Cap Growth Fund (the “Small Cap Growth Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Small Cap Growth Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Acclivity Small Cap Growth Fund	Acclivity Small Cap Growth N Shares	Acclivity Small Cap Growth I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Acclivity Small Cap Growth Fund		Acclivity Small Cap Growth N Shares	Acclivity Small Cap Growth I Shares
Management Fees		0.39%	0.39%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.38%	0.38%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.03%	0.78%
Fee Waiver/Expense Reimbursement		(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.74%	0.49%
[1]	This number represents an estimate for the Small Cap Growth Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Small Cap Growth Fund and would not be a direct expense incurred by the Small Cap Growth Fund or deducted from Small Cap Growth Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Small Cap Growth Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Growth Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Growth Fund do not exceed 0.73% or 0.48% of the Small Cap Growth Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Growth Fund for fees it waived and Small Cap Growth Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Acclivity Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Acclivity Small Cap Growth N Shares	76	299
Acclivity Small Cap Growth I Shares	50	220

Portfolio Turnover.

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Growth Fund’s performance. Because the Small Cap Growth Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies.

The Small Cap Growth Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization growth stocks.

Under normal market conditions, the Small Cap Growth Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization growth company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a high market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $10 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Growth Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Growth Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Growth Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Growth Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Growth Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Growth Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Growth Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Growth Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Growth Fund may lend its portfolio securities in order to generate additional income for the Small Cap Growth Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund. The principal risks of investing in the Small Cap Growth Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Growth Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Growth Fund’s exposure to securities markets values. It is possible that the Small Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Growth Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Growth Fund invests primarily in common stock, which subjects the Small Cap Growth Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Growth Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Growth Fund’s investments goes down, your investment in the Small Cap Growth Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Growth Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Growth Fund invests. There is risk that these and other factors may adversely affect the Small Cap Growth Fund’s performance. You could lose money by investing in the Small Cap Growth Fund.

●	No Operating History Risk. The Small Cap Growth Fund is new and has now operating history as of the date of this Prospectus. Accordingly, an investment in the Small Cap Growth Fund entails a high degree of risk. There can be no assurance that the Small Cap Growth Fund and the Adviser will achieve the Small Cap Growth Fund’s investment objective.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Growth Fund’s portfolio manager could fail to achieve the Small Cap Growth Fund’s investment goal and cause an investment in the Small Cap Growth Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Performance.

Because the Small Cap Growth Fund had not yet commenced operations as of the date of this prospectus, no performance information is presented. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Small Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Growth Fund toll-free at 1-855-873-3837 or on the Small Cap Growth Fund’s website www.acclivityfunds.com.

Acclivity Small Cap Growth Fund | Derivatives Risk [Member]

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Growth Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Growth Fund’s exposure to securities markets values. It is possible that the Small Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Growth Fund to incur losses greater than those that would have occurred had derivatives not been used.

Acclivity Small Cap Growth Fund | Equity Securities Risk [Member]

●	Equity Securities Risk. The Small Cap Growth Fund invests primarily in common stock, which subjects the Small Cap Growth Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Growth Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Growth Fund’s investments goes down, your investment in the Small Cap Growth Fund decreases in value and you could lose money.

Acclivity Small Cap Growth Fund | E T F Risk [Member]

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Acclivity Small Cap Growth Fund | Futures Risk [Member]

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Growth Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

Acclivity Small Cap Growth Fund | General Market Risk [Member]

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Growth Fund invests. There is risk that these and other factors may adversely affect the Small Cap Growth Fund’s performance. You could lose money by investing in the Small Cap Growth Fund.

Acclivity Small Cap Growth Fund | Management Risk [Member]

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Growth Fund’s portfolio manager could fail to achieve the Small Cap Growth Fund’s investment goal and cause an investment in the Small Cap Growth Fund to lose value.

Acclivity Small Cap Growth Fund | Securities Lending Risk [Member]

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Acclivity Small Cap Growth Fund | Small Sized Companies Risk [Member]

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Acclivity Small Cap Growth Fund | No Operating History Risk [Member]

●	No Operating History Risk. The Small Cap Growth Fund is new and has now operating history as of the date of this Prospectus. Accordingly, an investment in the Small Cap Growth Fund entails a high degree of risk. There can be no assurance that the Small Cap Growth Fund and the Adviser will achieve the Small Cap Growth Fund’s investment objective.

Acclivity Mid Cap Multi-Style Fund
Summary Section –Acclivity Mid Cap Multi-Style Fund
Investment Objective.
The investment objective of the Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Multi-Style Fund”) is to seek long term capital appreciation.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Acclivity Mid Cap Multi-Style Fund	Acclivity Mid Cap Multi-Style N Shares	Acclivity Mid Cap Multi-Style I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Acclivity Mid Cap Multi-Style Fund		Acclivity Mid Cap Multi-Style N Shares	Acclivity Mid Cap Multi-Style I Shares
Management Fees		0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		4.57%	4.57%
Total Annual Fund Operating Expenses		5.17%	4.92%
Fee Waiver/Expense Reimbursement		(4.48%)	(4.48%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.69%	0.44%
[1]	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Mid Cap Multi-Style Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Mid Cap Multi-Style Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Mid Cap Multi-Style Fund do not exceed 0.69% or 0.44% of the Mid Cap Multi-Style Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Mid Cap Multi-Style Fund for fees it waived and Mid Cap Multi-Style Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Multi-Style Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Mid Cap Multi-Style Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid Cap Multi-Style Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Acclivity Mid Cap Multi-Style Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Acclivity Mid Cap Multi-Style N Shares	70	1,147	2,220	4,887
Acclivity Mid Cap Multi-Style I Shares	45	1,075	2,106	4,692

Portfolio Turnover.

The Mid Cap Multi-Style Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid Cap Multi-Style Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Mid Cap Multi-Style Fund’s performance. During the most recent fiscal year, the Mid Cap Multi-Style Fund’s portfolio turnover rate was 100% of the average value of the portfolio.

Principal Investment Strategies.

The Mid Cap Multi-Style Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be mid-capitalization stocks.

Under normal market conditions, the Mid Cap Multi-Style Fund is expected to hold approximately 300 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a mid-capitalization company as any company that is neither in the highest 80% of U.S. aggregate market capitalization nor in the lowest 8% of U.S. aggregate market capitalization. Effectively, this excludes the largest and smallest companies in the market. The market capitalization upper and lower thresholds for a company to be categorized as a mid-capitalization company will thus fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the mid-capitalization upper threshold at approximately $30 billion and the lower threshold at approximately $10 billion. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Mid Cap Multi-Style Fund will invest at least 80% of its total assets in equity securities of mid-cap companies. The Mid Cap Multi-Style Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Mid Cap Multi-Style Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Mid Cap Multi-Style Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Mid Cap Multi-Style Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Mid Cap Multi-Style Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Mid Cap Multi-Style Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Mid Cap Multi-Style Fund may lend its portfolio securities in order to generate additional income for the Mid Cap Multi-Style Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Mid Cap Multi-Style Fund. The principal risks of investing in the Mid Cap Multi-Style Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Mid Cap Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Mid Cap Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Mid Cap Multi-Style Fund’s exposure to securities markets values. It is possible that the Mid Cap Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Mid Cap Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Mid Cap Multi-Style Fund invests primarily in common stock, which subjects the Mid Cap Multi-Style Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Mid Cap Multi-Style Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Mid Cap Multi-Style Fund’s investments goes down, your investment in the Mid Cap Multi-Style Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Mid Cap Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Mid Cap Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Mid Cap Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Mid Cap Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Mid Cap Multi-Style Fund’s performance. You could lose money by investing in the Mid Cap Multi-Style Fund.

●	Management Risk. Management risk is the risk that the investment process used by the Mid Cap Multi-Style Fund’s portfolio manager could fail to achieve the Mid Cap Multi-Style Fund’s investment goal and cause an investment in the Mid Cap Multi-Style Fund to lose value.

●	Mid-Capitalization Securities Risk. The Mid Cap Multi-Style Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Mid Cap Multi-Style Fund’s portfolio, performance and share price.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Mid Cap Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Mid Cap Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Performance.

The bar chart illustrates the risks of investing in the Mid Cap Multi-Style Fund by showing how the Mid Cap Multi-Style Fund’s average annual returns for each full calendar year since the Mid Cap Multi-Style Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Mid Cap Multi-Style Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Mid Cap Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid Cap Multi-Style Fund will perform in the future. Updated performance information will be available at no cost by calling the Mid Cap Multi-Style Fund toll-free at 1-855-873-3837 or on the Mid Cap Multi-Style Fund’s website www.acclivityfunds.com.

Class I Shares1 Calendar Year Returns as of December 31
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 22.46% (for the quarter ended June 30, 2020). The worst performance was -31.00% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - Acclivity Mid Cap Multi-Style Fund	Label	1 Year	5 Years	Since Inception [1]	Inception Date
Acclivity Mid Cap Multi-Style I Shares	Return Before Taxes	16.85%	10.68%	10.68%	Dec. 31, 2019
Acclivity Mid Cap Multi-Style I Shares | Return After Taxes on Distributions		15.38%	10.13%	10.13%
Acclivity Mid Cap Multi-Style I Shares | Return After Taxes on Distributions and Sale of Fund Shares		10.42%	8.38%	8.38%
Acclivity Mid Cap Multi-Style N Shares	Return Before Taxes	16.77%	10.68%	10.68%	Dec. 31, 2019
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	14.53%
Morningstar US Mid Cap Total Return USD Index (reflects no deduction for fees, expenses or taxes)		15.29%	10.50%	10.50%
[1]	The Acclivity Mid Cap Multi-Style Fund commenced operations on December 31, 2019.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Mid Cap Multi-Style Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Mid Cap Total Return USD Index, an index that measures the performance of mid-cap stocks in the U.S., targeting securities between the 70% and 90% market cap thresholds of the investable universe, is a supplemental index of the Mid Cap Multi-Style Fund that the Adviser believes is more representative of the Fund’s investment universe. The index does not take into account charges, fees and other expenses.

Acclivity Mid Cap Multi-Style Fund | Derivatives Risk [Member]

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Mid Cap Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Mid Cap Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Mid Cap Multi-Style Fund’s exposure to securities markets values. It is possible that the Mid Cap Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Mid Cap Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

Acclivity Mid Cap Multi-Style Fund | Equity Securities Risk [Member]

●	Equity Securities Risk. The Mid Cap Multi-Style Fund invests primarily in common stock, which subjects the Mid Cap Multi-Style Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Mid Cap Multi-Style Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Mid Cap Multi-Style Fund’s investments goes down, your investment in the Mid Cap Multi-Style Fund decreases in value and you could lose money.

Acclivity Mid Cap Multi-Style Fund | E T F Risk [Member]

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Acclivity Mid Cap Multi-Style Fund | Futures Risk [Member]

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Mid Cap Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Mid Cap Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Mid Cap Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

Acclivity Mid Cap Multi-Style Fund | General Market Risk [Member]

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Mid Cap Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Mid Cap Multi-Style Fund’s performance. You could lose money by investing in the Mid Cap Multi-Style Fund.

Acclivity Mid Cap Multi-Style Fund | Management Risk [Member]

●	Management Risk. Management risk is the risk that the investment process used by the Mid Cap Multi-Style Fund’s portfolio manager could fail to achieve the Mid Cap Multi-Style Fund’s investment goal and cause an investment in the Mid Cap Multi-Style Fund to lose value.

Acclivity Mid Cap Multi-Style Fund | Securities Lending Risk [Member]

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Mid Cap Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Mid Cap Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Acclivity Mid Cap Multi-Style Fund | Mid Capitalization Securities Risk [Member]

●	Mid-Capitalization Securities Risk. The Mid Cap Multi-Style Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Mid Cap Multi-Style Fund’s portfolio, performance and share price.

Dynamic International Opportunity Fund
Summary Section – Dynamic International Opportunity Fund
Investment Objective.
The investment objective of the Dynamic International Opportunity Fund is capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic International Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dynamic International Opportunity Fund	Dynamic International Opportunity Fund Class N	Dynamic International Opportunity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dynamic International Opportunity Fund		Dynamic International Opportunity Fund Class N	Dynamic International Opportunity Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.35%
Acquired Fund Fees and Expenses	[1]	0.29%	0.29%
Total Annual Fund Operating Expenses		1.90%	1.64%
Fee Waiver/Expense Reimbursement		(0.12%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.78%	1.53%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic International Opportunity Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Dynamic International Opportunity Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Dynamic International Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic International Opportunity Fund do not exceed 1.49%, and 1.24%, of the Fund’s average net assets, for Class N and Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Dynamic International Opportunity Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Dynamic International Opportunity Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Dynamic International Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic International Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Dynamic International Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dynamic International Opportunity Fund Class N	181	585	1,015	2,212
Dynamic International Opportunity Fund Class I	156	507	881	1,934

Portfolio Turnover.

The Dynamic International Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dynamic International Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic International Opportunity Fund’s performance. During the most recent fiscal year, the Dynamic International Opportunity Fund’s portfolio turnover rate was 72% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Dynamic International Opportunity Fund invests primarily in exchange traded funds (“ETFs”) that offer exposure to companies domiciled in developed, emerging and frontier international markets. The Dynamic International Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic International Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic International Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding potential investment opportunities in non-U.S. equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility and price momentum) of each individual market by investing in vehicles (e.g., ETFs) that seek exposure to a specific country, or region (e.g. Western Europe, Asia) or market (e.g. frontier markets, emerging markets, developed markets). The Dynamic International Opportunity Fund’s international equity exposures may include, but are not limited to ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities, and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic International Opportunity Fund invests in ETFs that seek exposure to developed, emerging, and frontier markets. Such countries include but are not limited to: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration and quality, including those that are rated below investment grade (“junk bonds”).

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives and volatility. The Dynamic International Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic International Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

Under normal market conditions, the Dynamic International Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that either directly focus investments in a specific country or indirectly invest in such countries through investments in foreign markets such as regional, developed, emerging or frontier market ETFs.

Also under normal market conditions:

●	The Dynamic International Opportunity seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing more than 25% of its assets in any equity market focused on one country.

●	The Dynamic International Opportunity Fund may be invested in any number of equity markets focused on numerous countries, although the Fund will maintain exposure to at least three different countries.

●	The Dynamic International Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic International Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

The Dynamic International Opportunity Fund is actively managed, and as frequently as on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables the Adviser believes have predictive capabilities with respect to country equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given country, region, or market to be superior to a basket of fixed income (or alternative asset class categories), then an allocation is made to equity ETFs. The Investment Committee may choose to aggregate exposures by way of regional or sub-regional ETFs in order to achieve their desired exposures. In the absence of attractive equity exposures, the entire allocation is made to fixed income and/or alternative asset class category ETFs. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic International Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic International Opportunity Fund’s benchmark, the the Morningstar Global ex US Target Market Exposure Net Return Index (USD over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk, and cost efficiency.

The Dynamic International Opportunity Fund may lend its portfolio securities in order to generate additional income.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund. The principal risks of investing in the Dynamic International Opportunity Fund are:

●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

●	Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Equity Securities Risk. The Dynamic International Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic International Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic International Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic International Opportunity Fund’s investments goes down, your investment in the Dynamic International Opportunity Fund decreases in value and you could lose money.

●	Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

●	Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

●	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

●	Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

●	High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

●	High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

●	Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Dynamic International Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

●	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

●	Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

●	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

●	Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic International Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic International Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Performance.

The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic International Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic International Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic International Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic International Opportunity Fund toll-free at 1-855-873-3837.

Class I Shares1 Calendar Year Returns as of December 31,
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 17.80% (for the quarter ended June 30, 2020). The worst performance was -8.87% (for the quarter ended September 30, 2015).

Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - Dynamic International Opportunity Fund		Label	1 Year	5 Years	10 Years [1]	Inception Date
Dynamic International Opportunity Fund Class I		Return Before Taxes	2.47%	4.81%	3.81%	Dec. 30, 2011
Dynamic International Opportunity Fund Class I | Return After Taxes on Distributions			0.82%	4.32%	3.31%
Dynamic International Opportunity Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares			2.59%	3.84%	2.98%
Dynamic International Opportunity Fund Class N		Return Before Taxes	2.25%	4.53%	3.56%	Dec. 30, 2011
Morningstar Global ex-US Target Market Exposure Net Return USD (reflects no deduction for fees, expenses or taxes)	[2]		5.37%	4.33%	4.98%
MSCI ACWI ex USA Index (USD) (reflects no deduction for fees, expenses or taxes)			5.54%	4.10%	4.80%
Dynamic International Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)			3.23%	2.58%	3.68%
[1]	Class I and Class N shares of the Dynamic International Opportunity Fund commenced operations on December 30, 2011.
[2]	As of December 31, 2024, the Fund’s primary benchmark changed from the MSCI ACWI ex USA Net (USD) Index to the Morningstar Global ex-US Target Market Exposure Net Return USD Index because the Adviser believes that the Morningstar Global ex-US Target Market Exposure Net Return USD Index better reflects the investment strategy of the Fund. The MSCI ACWI ex USA Net (USD) Index will continue to be shown for a period of one year.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The Morningstar Global ex-US Target Market Exposure Net Return USD Index measures the performance of large and mid-cap stocks in developed and emerging markets outside the U.S., representing the top 85% of the investable universe by float-adjusted market capitalization, with returns calculated in US dollars.

The MSCI ACWI ex USA Net (USD) Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Dynamic International Blend Index 70/30 represents a blend of 70% Morningstar Global ex-US Target Market Exposure Net Return Index (USD) / 30% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Dynamic International Opportunity Fund | Derivatives Risk [Member]
●	Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Dynamic International Opportunity Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Dynamic International Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic International Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic International Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic International Opportunity Fund’s investments goes down, your investment in the Dynamic International Opportunity Fund decreases in value and you could lose money.

Dynamic International Opportunity Fund | E T F Risk [Member]
●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Dynamic International Opportunity Fund | General Market Risk [Member]
●	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

Dynamic International Opportunity Fund | Management Risk [Member]
●	Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

Dynamic International Opportunity Fund | Securities Lending Risk [Member]
●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic International Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic International Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dynamic International Opportunity Fund | Commodities Risk [Member]
●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic International Opportunity Fund | Emerging Markets And Frontier Markets Risk [Member]
●	Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Dynamic International Opportunity Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Dynamic International Opportunity Fund | Foreign Risk [Member]
●	Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Dynamic International Opportunity Fund | Fund Of Funds Risk [Member]
●	Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

Dynamic International Opportunity Fund | Growth Risk [Member]
●	Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

Dynamic International Opportunity Fund | High Yield Risk [Member]
●	High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

Dynamic International Opportunity Fund | High Volatility In Rising Markets Risk [Member]
●	High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Dynamic International Opportunity Fund | Interest Rate Risk [Member]
●	Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Dynamic International Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

Dynamic International Opportunity Fund | Large Cap Securities Risk [Member]
●	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Dynamic International Opportunity Fund | Leveraged Inverse And Inverse Leveraged E T F Risk [Member]
●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Dynamic International Opportunity Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

Dynamic International Opportunity Fund | Real Estate Investment Risk [Member]
●	Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Dynamic International Opportunity Fund | Small And Medium Sized Companies Risk [Member]
●	Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic U.S. Opportunity Fund
Summary Section – Dynamic U.S. Opportunity Fund
Investment Objective.
The investment objective of the Dynamic U.S. Opportunity Fund is capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic U.S. Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Dynamic U.S. Opportunity Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Dynamic U.S. Opportunity Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dynamic U.S. Opportunity Fund	Dynamic U.S. Opportunity Fund Class N	Dynamic U.S. Opportunity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dynamic U.S. Opportunity Fund		Dynamic U.S. Opportunity Fund Class N	Dynamic U.S. Opportunity Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.33%	0.33%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		1.70%	1.45%
Fee Waiver/Expense Reimbursement		(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.61%	1.36%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic U.S. Opportunity Fund and is not a direct expense incurred by the Dynamic U.S. Opportunity Fund or deducted from the Dynamic U.S. Opportunity Fund assets. Since this number does not represent a direct operating expense of the Dynamic U.S. Opportunity Fund, the operating expenses set forth in the Dynamic U.S. Opportunity Fund’s financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Dynamic U.S. Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Dynamic U.S. Opportunity Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic U.S. Opportunity Fund do not exceed 1.49% and 1.24%, of the Dynamic U.S. Opportunity Fund’s average net assets, for Class N and Class I shares, respectively, through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Dynamic U.S. Opportunity Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Dynamic U.S. Opportunity Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Dynamic U.S. Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic U.S. Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Dynamic U.S. Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dynamic U.S. Opportunity Fund Class N	164	527	915	2,001
Dynamic U.S. Opportunity Fund Class I	138	450	784	1,728

Portfolio Turnover.

The Dynamic U.S. Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dynamic U.S. Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic U.S. Opportunity Fund’s performance. During the most recent fiscal year, the Dynamic U.S. Opportunity Fund’s portfolio turnover rate was 131% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Dynamic U.S. Opportunity Fund invests primarily in equity exchange-traded funds (“ETFs”) that offer exposure to domestic equity markets. The Dynamic U.S. Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic U.S. Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic U.S. Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that informs the investment decision-making process regarding investment opportunities in domestic equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to, aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility and price momentum) of various segments of the equity market as defined by the Global Industry Classification Structure (“GICS”). GICS is a four-tiered, hierarchical industry classification system developed in 1999 by MSCI and Standard & Poor’s for use by the global financial community; it consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. The Dynamic U.S. Opportunity Fund’s equity exposures may include, but are not limited to, ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic U.S. Opportunity Fund’s investments in equity markets include, but are not limited to: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate Communication Services and Utilities. The Dynamic U.S. Opportunity Fund also may invest in industry groups, industries and sub-industries (collectively, “sub-sectors”) of the sectors defined by GICS.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration or quality, including those that are rated below investment grade “junk bonds”. Note that the fixed income allocation is intended to be primarily, but not necessarily exclusively, domestic.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives and volatility. The Dynamic U.S. Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic U.S. Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

At least 80% of the Dynamic U.S. Opportunity Fund’s assets will be invested in accordance with the Dynamic U.S. Opportunity Fund’s name, specifically in ETFs that offer exposure to U.S.-based sectors, fixed income markets, and/or alternative asset classes and derivative instruments providing exposure to such U.S. based sectors, markets or asset classes.

Under normal market conditions, the Dynamic U.S. Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that focus investment either directly or indirectly in domestic equity markets.

Also under normal market conditions:

●	The Dynamic U.S. Opportunity Fund seeks to invest substantially all of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

●	The Adviser does not anticipate investing generally more than 35% in any single equity market sector exposure

●	The Dynamic U.S. Opportunity Fund may be invested in any number of sector and sub-sector equity markets, including none.

●	The Dynamic U.S. Opportunity Fund’s portfolio will be comprised primarily of equity ETFs.

Under stressed or abnormal market conditions, or for other defensive purposes, the Dynamic U.S. Opportunity Fund may invest up to 100% of its assets in fixed income ETFs, alternative asset class ETFs or cash, or a combination of any or all three of these asset classes.

The Dynamic U.S. Opportunity Fund is actively managed and on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables that the Adviser believes have predictive capabilities with respect to equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given sector to be superior to that of an ETF investing in the fixed income or alternative asset class categories, an allocation is made to the equity ETF. The Investment Committee may choose to aggregate exposures in order to achieve these desired exposures. In the absence of an attractive equity exposure, the allocation is made to fixed income or alternative asset class category ETF. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic U.S. Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic U.S. Opportunity Fund’s benchmark, the S&P 500 Index over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk and cost efficiency.

The Dynamic U.S. Opportunity Fund may lend its portfolio securities in order to generate additional income.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund. The principal risks of investing in the Dynamic U.S. Opportunity Fund are:

●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

●	Equity Securities Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic U.S. Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic U.S. Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic U.S. Opportunity Fund’s investments goes down, your investment in the Dynamic U.S. Opportunity Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

●	General Market Risk. Domestic and Foreign economic growth and market conditions, interest rate levels, political events terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

●	Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

●	High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

●	High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

●	Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

●	Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

●	Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

●	Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

●	Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic U.S. Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic U.S. Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Performance.

The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic U.S. Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic U.S. Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic U.S. Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic U.S. Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic U.S. Opportunity Fund toll-free at 1-855-873-3837.

Class I Shares1 Calendar Year Returns as of December 31,
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

During the period shown in the bar chart, the best performance for a quarter was 17.48% (for the quarter ended June 30, 2020). The worst performance was -15.85% (for the quarter ended December 31, 2018).

Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - Dynamic U.S. Opportunity Fund	Label	1 Year	5 Years	10 Years [1]	Inception Date
Dynamic U.S. Opportunity Fund Class I	Return Before Taxes	8.62%	9.99%	9.01%	Dec. 30, 2011
Dynamic U.S. Opportunity Fund Class I | Return After Taxes on Distributions		4.21%	8.20%	7.53%
Dynamic U.S. Opportunity Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares		7.80%	7.60%	6.92%
Dynamic U.S. Opportunity Fund Class N	Return Before Taxes	8.32%	9.71%	8.75%	Dec. 30, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%
Dynamic U.S. Opportunity Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)		17.48%	10.15%	9.68%
[1]	The Class I and Class N shares of the Dynamic U.S. Opportunity Fund commenced operations on December 30, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Dynamic U.S. Opportunity Blend Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Dynamic U.S. Opportunity Fund | Derivatives Risk [Member]
●	Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Dynamic U.S. Opportunity Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic U.S. Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic U.S. Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic U.S. Opportunity Fund’s investments goes down, your investment in the Dynamic U.S. Opportunity Fund decreases in value and you could lose money.

Dynamic U.S. Opportunity Fund | E T F Risk [Member]
●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Dynamic U.S. Opportunity Fund | General Market Risk [Member]
●	General Market Risk. Domestic and Foreign economic growth and market conditions, interest rate levels, political events terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

Dynamic U.S. Opportunity Fund | Management Risk [Member]
●	Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

Dynamic U.S. Opportunity Fund | Securities Lending Risk [Member]
●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic U.S. Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic U.S. Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dynamic U.S. Opportunity Fund | Commodities Risk [Member]
●	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic U.S. Opportunity Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Dynamic U.S. Opportunity Fund | Fund Of Funds Risk [Member]
●	Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

Dynamic U.S. Opportunity Fund | Growth Risk [Member]
●	Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

Dynamic U.S. Opportunity Fund | High Yield Risk [Member]
●	High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

Dynamic U.S. Opportunity Fund | High Volatility In Rising Markets Risk [Member]
●	High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Dynamic U.S. Opportunity Fund | Interest Rate Risk [Member]
●	Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

Dynamic U.S. Opportunity Fund | Large Cap Securities Risk [Member]
●	Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Dynamic U.S. Opportunity Fund | Leveraged Inverse And Inverse Leveraged E T F Risk [Member]
●	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Dynamic U.S. Opportunity Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

Dynamic U.S. Opportunity Fund | Real Estate Investment Risk [Member]
●	Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Dynamic U.S. Opportunity Fund | Small And Medium Sized Companies Risk [Member]
●	Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic U.S. Opportunity Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.